Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 20,633,188	$ 22,889,784
Cost of revenue	16,660,387	19,817,263
Gross profit	3,972,801	3,072,521
Interest Expenses	137,594	168,560
Capital expenditure	5,086	9,524
Segment assets	120,485,733		$ 116,295,245
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	16,660,387	19,817,263
Gross profit	3,972,801	3,072,521
Interest Expenses	137,594	184,288
Depreciation & amortization	470,349	443,830
Capital expenditure	5,086	9,524
Segment assets	120,485,733	113,943,302
Segment profit	(6,752,212)	971,195
Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	16,546,125	19,419,498
Gross profit	3,901,313	3,050,077
Interest Expenses	137,594	184,019
Depreciation & amortization	140,507	135,353
Capital expenditure	0	9,524
Segment assets	108,333,237	91,208,442
Segment profit	199,180	1,815,262
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	114,262	397,765
Gross profit	71,488	22,444
Interest Expenses		269
Depreciation & amortization	329,842	308,477
Capital expenditure	5,086	0
Segment assets	12,152,496	22,734,860
Segment profit	(6,951,392)	(844,067)
External customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,633,188	22,889,784
External customers [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,447,438	22,469,575
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	185,750	420,209
Intersegment [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(375,539)	(105,710)
Intersegment [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (375,539)	(105,710)
Intersegment [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 0